Leases - Schedule of future minimum annual payments for ground leases (Details) - Ground $ in Millions	Dec. 31, 2021 USD ($)
Operating Lease, Annual Payments
2022	$ 2.3
2023	2.3
2024	2.4
2025	2.4
2026	2.4
Thereafter	414.0
Total	$ 425.8